Net Gains or Losses on Financial Instruments at Fair Value through Profit or Loss - Summary of Net Gains Or Losses On Financial Instruments At Fair Value Through Profit Or Loss (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	₩ 16,722,182	₩ 16,869,982	₩ 12,914,689
Losses on financial instruments at fair value through profit or loss	15,695,821	15,369,373	10,872,846
Net gains on financial instruments at fair value through profit or loss	1,026,361	1,500,609	2,041,843
Derivatives held for trading
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	14,104,909	14,054,556	10,819,536
Losses on financial instruments at fair value through profit or loss	13,900,801	13,731,191	9,703,974
Debt securities
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	1,804,112	2,061,505	1,613,946
Losses on financial instruments at fair value through profit or loss	1,280,960	1,040,285	752,999
Equity securities
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	733,823	725,072	428,646
Losses on financial instruments at fair value through profit or loss	426,431	444,554	315,743
Currency
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	7,492,806	8,335,594	5,251,597
Losses on financial instruments at fair value through profit or loss	7,422,604	8,191,456	5,118,095
Swaps
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	4,820,712	2,632,246	2,685,998
Losses on financial instruments at fair value through profit or loss	4,669,893	2,687,114	2,758,205
Stock or stock index
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	1,603,501	2,808,284	2,612,422
Losses on financial instruments at fair value through profit or loss	1,604,027	2,558,205	1,585,086
Credit
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	20,147	28,434	41,548
Losses on financial instruments at fair value through profit or loss	14,051	19,213	42,172
Commodity
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	21,864	18,097	15,240
Losses on financial instruments at fair value through profit or loss	14,815	21,797	9,437
Others
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	145,879	231,901	212,731
Losses on financial instruments at fair value through profit or loss	175,411	253,406	190,979
Financial liabilties held for trading
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	72,585	28,160	46,750
Losses on financial instruments at fair value through profit or loss	80,790	153,227	94,426
Financial assets at fair value through profit or loss
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	2,537,935	2,786,577	2,042,592
Losses on financial instruments at fair value through profit or loss	1,707,391	1,484,839	1,068,742
Other financial instruments
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	6,753	689	5,811
Losses on financial instruments at fair value through profit or loss	₩ 6,839	₩ 116	₩ 5,704